ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Jan. 30, 2020 $ / shares shares	Oct. 31, 2019 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 30, 2019 shares	Oct. 29, 2019 shares	Dec. 31, 2018 $ / shares shares
Entity Information [Line Items]
Common Stock, Shares Authorized			0		100,000	100,000,000
Stock split ratio		100
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01			$ 0.01
Common stock Conversion per share		1
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
Changwei System Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
AnPac Bio-Medical Technology (Lishui) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
Shanghai Xinshenpai Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
AnPac Technology USA Co., Ltd. (AnPac US)
Entity Information [Line Items]
Percentage of Ownership			100.00%
Lishui AnPac Medical Laboratory Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
Shiji (Hainan) Medical Technology Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
Penghui Health Management Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership			100.00%
Class A Ordinary Shares
Entity Information [Line Items]
Common Stock, Shares Authorized		70,000,000	70,000,000	700,000	71,369	0
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01			$ 0.01
Common Stock, Voting Rights, Number per Share | Vote		1
Class B Ordinary Shares
Entity Information [Line Items]
Common Stock, Shares Authorized		30,000,000	30,000,000	300,000	28,631	0
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01			$ 0.01
Common Stock, Voting Rights, Number per Share | Vote		10
IPO [Member] | Class A Ordinary Shares | Subsequent events
Entity Information [Line Items]
Issuance of ordinary shares (in shares)	1,333,360
IPO [Member] | American Depository Shares [Member] | Subsequent events
Entity Information [Line Items]
Issuance of ordinary shares (in shares)	1,333,360
Share Price | $ / shares	$ 12.00